Debt - Summary of Debt Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Long-term debt, term	3 years	3 years	3 years
Long-term debt, current portion	¥ 4,417	$ 693	¥ 7,837
Long-term debt, non-current portion	3	0	5,135
Total	¥ 4,420	$ 693	¥ 12,972
Maximum [Member]
Debt Instrument [Line Items]
Long-term debt, annual interest rates	8.98%	8.98%	14.86%
Minimum [Member]
Debt Instrument [Line Items]
Long-term debt, annual interest rates	8.45%	8.45%	8.45%